FAIR VALUE MEASUREMENTS - Change In Fair Value Of Warrant Liability (Details) - Derivative Financial Instruments, Liabilities - Significant Other Unobservable Inputs (Level 3) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liabilities at December 31, 2021	$ 13,882,522	$ 13,882,522	$ 0
Change in fair value of derivative warrant liabilities	7,564,154	6,732,589	(24,025,426)
Warrant liabilities at March 31, 2022	$ 6,318,368	$ 0	$ 13,882,522